Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of deferred tax assets

	2012	2011
Net operating loss carry forwards	$27,872,000	$26,001,000
Orphan drug and research and development credit carry forwards	3,068,000	2,818,000
Other	1,443,000	1,615,000
Total	32,383,000	30,434,000
Valuation allowance	(32,383,000)	(30,434,000)
Net deferred tax assets	$-	$-

Reconciliations of difference between income tax benefit computed at federal and state statutory tax rates and provision for income tax benefit

	2012		2011
Income tax loss at federal statutory rate	(34.00	) %	(34.00	) %
State tax benefits, plus sale of NJ NOLs, net of federal benefit	(6.00)		(6.00)
Subtotal	(40.00)		(40.00)
Valuation allowance	28.87		20.56
Income tax benefit	(11.13	) %	(19.44	) %